Subsequent events (Details) € / shares in Units, € in Millions			1 Months Ended
	Jan. 29, 2021 EUR (€)	Oct. 29, 2020 EUR (€) shares	Feb. 12, 2021 EUR (€)	Jan. 16, 2021 EUR (€) Share_Award € / shares shares	Jan. 15, 2021 shares	Dec. 31, 2020 shares	Sep. 14, 2020	Dec. 31, 2019 shares
Disclosure of detailed information about business combination [line items]
Dividends paid, ordinary shares | €	€ 2,900
Number of shares outstanding (in shares)						2,024,333,013		1,976,461,041
Gains (losses) recognised when control of subsidiary is lost | €			€ 500
Faurecia S.E
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share_Award				54,297,006
Percentage of equity interest				39.34%			46.00%
Other cash receipts from sales of equity or debt instruments of other entities | €		€ 308
Sale of equity instruments, number of shares		9,700,000
Sale of equity instruments, percentage sold		7.00%					7.00%
Peugeot Société Anonyme | Treasury shares [member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)				7,790,213
FCA and PSA Merger
Disclosure of detailed information about business combination [line items]
Number of equity instruments or interests issued or issuable, per share				1.742
Number of instruments or interests issued or issuable | Share_Award				1,545,220,196
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date, per share | € / shares				€ 21.85
Number of shares outstanding (in shares)				3,119,934,695
Deemed number of shares issued for business combination				1,791,007,288
Consideration transferred, acquisition-date fair value | €				€ 19,837
Number of equity instruments or interests issued or issuable, per share				1.742
FCA and PSA Merger | Equity [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | €				€ 19,752
FCA and PSA Merger | Share-based payment arrangements [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | €				€ 85
FCA and PSA Merger | Peugeot Société Anonyme
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)				1,545,220,196	887,038,000
Deemed number of shares issued for business combination				887,038,000
Percentage of equity interest				49.53%
FCA and PSA Merger | Fiat Chrysler Automobiles N.V.
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)				1,574,714,499	1,574,714,499
Deemed number of shares issued for business combination				903,969,288
Percentage of equity interest				50.47%